Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 272,239,000	$ 245,529,000
EBP, Employer Contribution, Receivable	3,875,000	8,971,000
EBP, Note Receivable from Participant	3,814,894	3,505,000
EBP, Receivable	7,690,000	12,476,000
EBP, Net Asset Available for Benefit	279,929,000	258,005,000
EBP, Participant-Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	262,529,000	245,529,000
EBP, Nonparticipant-Directed
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 9,710,000	$ 0